Equity Capital Structure and Equity Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2025
Retirement Benefits [Abstract]
Summary of Restricted Stock

Restricted stock during the six month period ended June 30, 2025 is analyzed as follows:

	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2024	72,500	$4.15
Granted	—	—
Vested	—	—
Forfeited or expired	—	—
Outstanding at June 30, 2025	72,500	$4.15